                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 10/31

                            PORTFOLIO OF INVESTMENTS


                                       FOR


                        RIVERSOURCE INCOME BUILDER SERIES


                                AT OCT. 31, 2008





RiverSource Income Builder Basic Income Fund


OCT. 31, 2008 (UNAUDITED)


(Percentages represent value of investments compared to net assets)





INVESTMENTS IN AFFILIATED FUNDS






EQUITY FUNDS (24.7%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (8.9%)
RiverSource Dividend Opportunity Fund                 3,682,519           $22,426,540
-------------------------------------------------------------------------------------


INTERNATIONAL (1.4%)
RiverSource Disciplined International Equity
 Fund                                                   573,090             3,478,654
-------------------------------------------------------------------------------------


REAL ESTATE (1.6%)
RiverSource Real Estate Fund                            506,959             4,126,649
-------------------------------------------------------------------------------------


U.S. LARGE CAP (11.2%)
RiverSource Disciplined Equity Fund                   4,736,884            21,884,405
RiverSource Disciplined Large Cap Value Fund            837,343(b,c)        6,171,218
                                                                      ---------------
Total                                                                      28,055,623
-------------------------------------------------------------------------------------


U.S. SMALL CAP (1.6%)
RiverSource Disciplined Small Cap Value Fund            591,363(c)          3,938,476
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $89,315,709)                                                       $62,025,942
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (60.3%)
                                                       SHARES                VALUE(a)
FLOATING RATE (6.2%)
RiverSource Floating Rate Fund                        2,158,015           $15,472,971
-------------------------------------------------------------------------------------

GLOBAL BOND (1.2%)
RiverSource Global Bond Fund                            501,101             3,076,757
-------------------------------------------------------------------------------------

HIGH YIELD (2.5%)
RiverSource High Yield Bond Fund                      3,047,121             6,277,070
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.1%)
RiverSource Inflation Protected Securities
 Fund                                                 1,428,596            12,885,932
-------------------------------------------------------------------------------------

INTERNATIONAL (2.6%)
RiverSource Emerging Markets Bond Fund                  940,289             6,638,442
-------------------------------------------------------------------------------------

INVESTMENT GRADE (42.7%)
RiverSource Diversified Bond Fund                     4,136,183            17,909,674
RiverSource U.S. Government Mortgage Fund            18,962,197(c)         89,501,571
                                                                      ---------------
Total                                                                     107,411,245
-------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $171,508,775)                                                     $151,762,417
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,064,510           $10,623,808
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $11,049,428)                                                       $10,623,808
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (10.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     27,284,276           $27,284,276
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $27,284,276)                                                       $27,284,276
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $299,158,188)(d)                                                  $251,696,443
=====================================================================================






--------------------------------------------------------------------------------
1  RIVERSOURCE INCOME SERIES -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Income Builder Basic Income Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund                                     29.54%
RiverSource U.S. Government Mortgage Fund                                        24.73
RiverSource Disciplined Small Cap Value Fund                                     15.08


(d) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $299,158,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $271,000
Unrealized depreciation                                                      (47,733,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(47,462,000)
----------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                    $251,696,443          $--             $--        $251,696,443



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE INCOME BUILDERS SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Income Builder Moderate Income Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (27.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (10.9%)
RiverSource Dividend Opportunity Fund                 8,018,364           $48,831,836
-------------------------------------------------------------------------------------


INTERNATIONAL (2.4%)
RiverSource Disciplined International Equity
 Fund                                                 1,807,161            10,969,465
-------------------------------------------------------------------------------------


REAL ESTATE (3.8%)
RiverSource Real Estate Fund                          2,089,082(c)         17,005,128
-------------------------------------------------------------------------------------


U.S. LARGE CAP (8.4%)
RiverSource Disciplined Equity Fund                   6,894,864            31,854,272
RiverSource Disciplined Large Cap Value Fund            828,232(b,c)        6,104,071
                                                                      ---------------
Total                                                                      37,958,343
-------------------------------------------------------------------------------------


U.S. SMALL CAP (1.6%)
RiverSource Disciplined Small Cap Value Fund          1,082,994(c)          7,212,743
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $182,090,657)                                                     $121,977,515
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (63.9%)
                                                       SHARES                VALUE(a)
FLOATING RATE (12.6%)
RiverSource Floating Rate Fund                        7,924,290(c)        $56,817,158
-------------------------------------------------------------------------------------


GLOBAL BOND (2.6%)
RiverSource Global Bond Fund                          1,914,456            11,754,758
-------------------------------------------------------------------------------------


HIGH YIELD (5.0%)
RiverSource High Yield Bond Fund                     10,821,355            22,291,992
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (6.9%)
RiverSource Inflation Protected Securities
 Fund                                                 3,449,364            31,113,260
-------------------------------------------------------------------------------------


INTERNATIONAL (5.3%)
RiverSource Emerging Markets Bond Fund                3,355,942(c)         23,692,951
-------------------------------------------------------------------------------------


INVESTMENT GRADE (31.5%)
RiverSource Diversified Bond Fund                     5,862,713            25,385,546
RiverSource U.S. Government Mortgage Fund            24,677,387(c)        116,477,265
                                                                      ---------------
Total                                                                     141,862,811
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $342,245,211)                                                     $287,532,930
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,898,267           $18,944,708
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $19,653,412)                                                       $18,944,708
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     22,086,590           $22,086,590
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $22,086,590)                                                       $22,086,590
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $566,075,870)(d)                                                  $450,541,743
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund                                        32.18%
RiverSource Disciplined Large Cap Value Fund                                     29.22
RiverSource Disciplined Small Cap Value Fund                                     27.46
RiverSource Floating Rate Fund                                                   17.27
RiverSource Emerging Markets Bond Fund                                           13.12
RiverSource Real Estate Fund                                                     11.43


(d) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $566,076,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $304,000
Unrealized depreciation                                                     (115,838,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(115,534,000)
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
3  RIVERSOURCE INCOME BUILDERS SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Income Builder Moderate Income Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                    $450,541,743          $--             $--        $450,541,743



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
4  RIVERSOURCE INCOME BUILDERS SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (23.0%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (9.3%)
RiverSource Dividend Opportunity Fund                 3,299,268           $20,092,544
-------------------------------------------------------------------------------------


INTERNATIONAL (4.4%)
RiverSource Disciplined International Equity
 Fund                                                 1,583,604             9,612,476
-------------------------------------------------------------------------------------


REAL ESTATE (2.9%)
RiverSource Real Estate Fund                            768,347             6,254,347
-------------------------------------------------------------------------------------


U.S. LARGE CAP (4.3%)
RiverSource Disciplined Equity Fund                   1,809,525             8,360,006
RiverSource Disciplined Large Cap Value Fund            124,633(b)            918,548
                                                                      ---------------
Total                                                                       9,278,554
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.1%)
RiverSource Disciplined Small Cap Value Fund            691,465(c)          4,605,159
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $76,522,096)                                                       $49,843,080
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (70.0%)
                                                       SHARES                VALUE(a)
FLOATING RATE (18.4%)
RiverSource Floating Rate Fund                        5,550,282(c)        $39,795,519
-------------------------------------------------------------------------------------


GLOBAL BOND (5.2%)
RiverSource Global Bond Fund                          1,844,163            11,323,160
-------------------------------------------------------------------------------------


HIGH YIELD (9.9%)
RiverSource High Yield Bond Fund                     10,392,543            21,408,639
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.0%)
RiverSource Inflation Protected Securities
 Fund                                                 1,935,113            17,454,724
-------------------------------------------------------------------------------------


INTERNATIONAL (10.5%)
RiverSource Emerging Markets Bond Fund                3,230,655(c)         22,808,423
-------------------------------------------------------------------------------------


INVESTMENT GRADE (18.0%)
RiverSource Diversified Bond Fund                        66,267               286,936
RiverSource U.S. Government Mortgage Fund             8,207,117(c)         38,737,594
                                                                      ---------------
Total                                                                      39,024,530
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $190,406,586)                                                     $151,814,995
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            923,071            $9,212,250
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,440,042)                                                         $9,212,250
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      6,115,984            $6,115,984
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $6,115,984)                                                         $6,115,984
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $282,484,708)(d)                                                  $216,986,309
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                     17.52%
RiverSource Emerging Markets Bond Fund                                           12.60
RiverSource Floating Rate Fund                                                   11.98
RiverSource U.S. Government Mortgage Fund                                        10.70


(d) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $282,485,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $68,000
Unrealized depreciation                                                      (65,567,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(65,499,000)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
5  RIVERSOURCE INCOME BUILDERS SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Income Builder Enhanced Income Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                    $216,986,309          $--             $--        $216,986,309



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE INCOME BUILDERS SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date December 30, 2008